==================================
              MORGAN
              KEEGAN

   Morgan Keegan & Company, Inc.
  Members New York Stock Exchange








   THE BEDFORD FAMILY

   MONEY MARKET PORTFOLIO
----------------------------------
   MUNICIPAL
   MONEY MARKET PORTFOLIO
----------------------------------
   GOVERNMENT OBLIGATIONS
   MONEY MARKET PORTFOLIO
----------------------------------

   ANNUAL REPORT
   AUGUST 31, 2000

==================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     A year ago, the financial markets were preoccupied with Y2K preparedness, even as the Federal Reserve was in the midst of a sharp tightening of monetary policy. In the end, Y2K proved to be a non-event, but the Fed's concern about the strength of the U.S. economy was justified, as the nation's gross domestic product grew, in successive quarters, at rates of 4-5%. The second quarter this year, in fact, registered a 5.3% gain, well above the Fed's non-inflationary threshold. Only the concurrent gain in productivity kept the Fed from raising interest rates still higher. At present, the main focus is on energy prices and the threat that $40 per barrel of oil poses to higher producer and consumer prices. Overall, inflation has remained well behaved in the past year, increasing by less than 3%, but it continues to be a key determinant of monetary policy. The Fed's actions over the last year appear to have produced an economic slowdown in the third quarter which may be sufficient to keep the federal funds level at 6.50% through the end of the year.

     Starting in June 1999, the Federal Reserve raised short-term interest rates a total of 175 basis points to 6.50%, in an effort to slow the economy to a more sustainable and non-inflationary pace. For much of the last twelve months, the yield curve was positively sloped, reflecting the market's continued expectations of rising interest rates. Y2K, of course, produced a brief anomaly last January, but spreads of 50-75 basis points were generally available between overnight and one-year investments. The Fed's most recent move was a fifty basis point increase in May 2000. The magnitude of that move, coupled with subsequent signs of an economic slowdown in July and August, caused the yield curve to flatten considerably. Currently, there is less than a twenty-five basis point spread between overnights and one year. Average weighted maturities in the RBB Money Market and Government Money Market Portfolios were extended, when possible, in the May to August period, to a 45-55 day range to capture the higher yields that were available on longer dated investments.

     Last fall, as the RBB Municipal Money Market Portfolio began preparations for possible cash outflows due to Y2K concerns, yields on municipal money market securities rose approximately 75 basis points to an average of 3.80% by year-end. As Y2K concerns quickly abated and January coupon payments flooded the market, dealers of municipal securities took the opportunity to adjust yields downward reflecting an increase in demand and a decrease in supply of securities. Supply/demand pressures continued in the municipal money markets through the April tax season. In anticipation of large redemptions occurring on April 15, the Municipal Money Market Portfolio increased holdings in weekly variable rate demand notes for liquidity. Tax-related redemptions were unusually large this year and yields on municipal money market securities rose approximately 135 basis points in the month of April. By the end of April, yields on weekly variable rate demand notes had spiked as high as 5.00%. A passive Federal Reserve and new issuance of municipal notes during this past summer returned a degree of stability to the municipal markets. June, July and August witnessed new supply as several large issuers, including $700 million in Los Angeles notes and $3 billion in Texas notes, came to the markets with their annual note deals. The Portfolio participated in several of the large deals and many of the smaller $5-25 million one-year note offerings. For the year ended August 31, 2000, the RBB Municipal Money Market Portfolio generally targeted a 40-50 day range for its average weighted maturity and will likely maintain that position through selective purchases of new one-year rate issuance.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBBFund,Inc.:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market, Municipal Money Market and Government Obligations Money Market Portfolios, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
Philadelphia, Pennsylvania
October 20, 2000

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
CERTIFICATES OF DEPOSIT--7.1%
DOMESTIC CERTIFICATES OF DEPOSIT--2.5%
First Tennessee Bank
   6.650% 11/03/00 ...................................   $35,000   $  35,000,910
                                                                   -------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.6%
Bank of Montreal Yankee
   6.540% 09/08/00 ...................................    25,000      25,000,000
Industrial Bank of Japan
   6.620% 10/10/00 ...................................    19,600      19,600,000
Sanwa Bank Yankee
   6.620% 10/05/00 ...................................    20,000      20,000,187
                                                                   -------------
                                                                     64,600,187
                                                                   -------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $99,601,097) ............................                99,601,097
                                                                   -------------
COMMERCIAL PAPER--51.8%
ASSET BACKED SECURITIES--22.8%
Beta Finance Inc.
   6.650% 09/11/00 ...................................     9,000       8,983,375
Corporate Receivable Corp.
   6.500% 12/20/00 ...................................    25,000      24,503,472
Edison Asset Securitzation LLC.
   6.510% 11/06/00 ...................................    10,000       9,880,650
Emerald Certificates Program
   6.540% 10/24/00 ...................................    21,705      21,496,017
Enterprise Funding Corp.
   6.660% 12/18/00 ...................................    10,000       9,800,200
Fairway Finance Ltd.
   6.630% 09/14/00 ...................................    53,412      53,284,123
K2 (USA) LLC.
   6.530% 02/26/01 ...................................     9,025       8,733,608
Main Place Funding Corp.
   6.888% 10/25/00 ...................................    32,000      32,003,247
Moriarty LLC.
   6.690% 12/15/00 ...................................    55,000      53,926,813
Sheffield Receivables Corp.
   6.620% 09/18/00 ...................................    48,300      48,149,009
Sigma Finance, Inc.
   6.670% 12/15/00 ...................................    50,000      49,027,292
                                                                   -------------
                                                                     319,787,806
                                                                   -------------
                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
BANKS--8.5%
Banque Et Caisse Luxembourg
   6.500% 02/26/01 ...................................   $24,600   $  23,809,383
Cregem North America Inc.
   6.510% 02/13/01 ...................................    40,000      38,806,500
Forrestal Funding Master Trust
   6.565% 02/09/01 ...................................    13,000      12,618,318
HSBC USA Inc.
   6.671% 03/09/01 ...................................    35,000      33,774,204
Santander Finance Inc.
   6.540% 02/07/01 ...................................    10,000       9,711,150
                                                                   -------------
                                                                     118,719,555
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS--1.7%
BASF (AG)
   6.510% 02/27/01 ...................................    25,000      24,190,771
                                                                   -------------
GOVERNMENT--1.7%
Quebec, Province of
   6.620% 11/14/00 ...................................    24,000      23,673,413
                                                                   -------------
MOTOR VEHICLES & CAR BODIES--1.4%
Daimler Chrysler North America
   Holding Corp.
   6.500% 02/26/01 ...................................    20,000      19,357,222
                                                                   -------------
NATURAL GAS TRANS. & DISTR.--1.4%
Consolidated Natural Gas Co.
   6.600% 11/30/00 ...................................    20,000      19,670,000
                                                                   -------------
RETAIL - DEPARTMENT STORES--0.7%
St. Michael Finance Ltd.
   6.520% 11/07/00 ...................................    10,180      10,056,471
                                                                   -------------
SECURITY BROKERS & DEALERS--7.3%
Lehman Brothers Holdings Inc.
   6.750% 12/11/00 ...................................    40,000      39,242,500
   6.720% 12/15/00 ...................................     9,000       8,823,600
Salomon Smith Barney Holdings Inc.
   6.610% 09/14/00 ...................................    55,000      54,868,718
                                                                   -------------
                                                                     102,934,818
                                                                   -------------

                 See Accompanying Notes to Financial Statements.
                                        3

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--6.0%
Heller Financial, Inc.
   6.730% 09/05/00 ...................................   $40,000   $  39,970,089
   6.730% 09/06/00 ...................................    45,000      44,957,937
                                                                   -------------
                                                                      84,928,026
                                                                   -------------
TELEPHONE COMMUNICATIONS--0.3%
AT&T Corp.
   6.490% 02/08/01 ...................................     5,000       4,855,778
                                                                   -------------
     TOTAL COMMERCIAL PAPER
       (Cost $728,173,860) ...........................               728,173,860
                                                                   -------------
MUNICIPAL BONDS--4.8%
FLORIDA--0.1%
Coral Springs, IDR (Alliance Corp.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   6.650% 09/06/00 ...................................     2,000       2,000,000
                                                                   -------------
GEORGIA--0.7%
De Kalb County, Development Authority
   Series 1995 B (Emory University
   Project)+
   6.600% 09/07/00 ...................................     9,280       9,280,000
                                                                   -------------
ILLINOIS--0.3%
Illinois Health Facilities Authority
   (The Streeterville Corp. Project)
   Series 1993-B (Bank One N.A. LOC)+
   6.700% 09/06/00 ...................................     4,400       4,400,000
                                                                   -------------
INDIANA--0.1%
Bremen, IDR Bond Series 1996 B
   (Society National Bank, Cleveland
   LOC)+
   6.650% 09/07/00 ...................................     1,665       1,665,000
                                                                   -------------
KENTUCKY--0.3%
Boone County, Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (Societe Generale
   LOC)+
   6.700% 09/06/00 ...................................     4,200       4,200,000
                                                                   -------------
                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
MISSISSIPPI--1.7%
Mississippi Business Finance Corp.
   IDR Bond (Bryan Foods, Inc.
   Project) Series 1994 (Sara Lee
   Corp. LOC)+
   6.750% 09/06/00 ...................................   $14,000   $  14,000,000
Mississippi Business Finance Corp.
   IDR Bond (Dana Lighting Inc.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   6.650% 09/07/00 ...................................     4,900       4,900,000
Mississippi Business Finance Corp. IDR
   Bond (Choctaw Foods Inc. Project)
   Series 1995 (Rabobank Nederland
   LOC)+
   6.650% 09/07/00 ...................................     4,800       4,800,000
                                                                   -------------
                                                                      23,700,000
                                                                   -------------
NORTH CAROLINA--0.5%
City of Asheville (Wachovia Bank LOC)+
   6.600% 09/06/00 ...................................     7,000       7,000,000
                                                                   -------------
TEXAS--1.1%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond (Rohr Industries
   Project) Series 1990 (NBD Bank
   N.A. LOC)+
   6.700% 09/06/00 ...................................    14,800      14,800,000
                                                                   -------------
     TOTAL MUNICIPAL BONDS
       (Cost $67,045,000) ............................                67,045,000
                                                                   -------------


                 See Accompanying Notes to Financial Statements.
                                        4

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
VARIABLE RATE OBLIGATIONS--22.8%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC--2.1%
Textron Financial Corp.++
   6.742% 11/02/00 ...................................   $30,000   $  30,000,000
                                                                   -------------
BANKS--18.9%
AB Spintab Corp.++
   6.740% 10/23/00 ...................................    25,000      24,997,350
American Express Centurion Bank++
   6.670% 09/01/00 ...................................    21,000      21,000,000
Bank of America N.T.S.A.++
   6.670% 09/01/00 ...................................    50,000      50,000,000
Bayerische Landesbank Girozentrale++
   6.540% 09/28/00 ...................................    25,000      24,993,982
SMM Trust 1999-A++
   6.780% 09/13/00 ...................................    10,000      10,000,000
SMM Trust 2000-B++
   6.639% 09/13/00 ...................................    69,650      69,650,000
Westdeutsche Landesbank
   Girozentrale++
   6.540% 09/25/00 ...................................    15,000      14,996,420
Westpac Banking Corp.++
   6.655% 09/05/00 ...................................    50,000      49,997,514
                                                                   -------------
                                                                     265,635,266
                                                                   -------------
PERSONAL CREDIT INSTITUTIONS--1.8%
American Honda Finance Corp.++
   6.720% 10/18/00 ...................................    24,800      24,799,078
                                                                   -------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $320,434,344) ...........................               320,434,344
                                                                   -------------
MEDIUM TERM NOTES--4.3%
SECURITY BROKERS & DEALERS--4.3%
Goldman Sachs Group, Inc.++
   6.810% 09/12/00 ...................................    50,000      50,000,000
   6.730% 12/20/00 ...................................    10,000      10,000,000
                                                                   -------------
                                                                      60,000,000
                                                                   -------------
     TOTAL MEDIUM TERM NOTES
       (Cost $60,000,000) ............................                60,000,000
                                                                   -------------
                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
TIME DEPOSITS--9.0%
Fifth Third Bank
   6.656% 09/01/00 ...................................   $67,000   $  67,000,000
Firstar Bank N.A. (Mercantile Bank)
   6.625% 09/01/00 ...................................    60,100      60,100,000
                                                                   -------------
     TOTAL TIME DEPOSITS
       (Cost $127,100,000) ...........................               127,100,000
                                                                   -------------
TOTAL INVESTMENTS--99.8%
   (Cost $1,402,354,301*) ............................            $1,402,354,301
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% ..............................                 2,371,576
                                                                   -------------

NET ASSETS (Applicable to
  454,943,875  Bedford shares,
  412,407 Cash Preservation shares,
  326,745,422  Sansom  Street  shares,
  405,205,669  Select  shares,
  217,519,890 Principal shares,
  and 800 other shares)--100% ........................            $1,404,725,877
                                                                  ==============

NET ASSET VALUE, Offering and
   redemption price per share
   ($1,404,725,877 / 1,404,828,063) ..................                     $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Demand Note -- The interest rate shown is the rate as of August 31, 2000 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
++ Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 2000 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR .........Industrial Development Revenue
LOC .......................Letter of Credit
VRDN .............Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.
                                        5

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
MUNICIPAL BONDS--99.2%
DISTRICT OF COLUMBIA--1.7%
District of Columbia GO (General Fund
   Recovery) Series B (Societe Generale
   LOC) DN+
   4.350% 09/01/00 ...................................   $ 2,100   $   2,100,000
                                                                   -------------
FLORIDA--4.9%
Greater Orlando Airport Authority
   AMT (Morgan Guaranty LOC) TECP
   4.350% 09/14/00 ...................................     4,000       4,000,000
Putnam County Development Authority
   PCR RB MB (National Rural Utilities
   Co-op Seminole Electric Project)
   Series H 1984++
   4.050% 09/15/00 ...................................     2,000       2,000,000
                                                                   -------------
                                                                       6,000,000
                                                                   -------------
GEORGIA--0.8%
McDuffie County, Development Authority
   AMT (Temple-Inland Forest Product
   Corp. Project) TECP
   4.650% 10/13/00 ...................................     1,000       1,000,000
                                                                   -------------
HAWAII--1.7%
Hawaii State Department of Budget &
   Finance (Palama Meat Co. Project)
   DN (Bank of Hawaii LOC)+
   5.150% 09/07/00 ...................................     2,040       2,040,000
                                                                   -------------
ILLINOIS--12.9%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding Bonds
   AMT (General Binding Corp. Project)
   1988 DN (ABN AMRO Bank LOC)+
   4.630% 09/07/00 ...................................     1,450       1,450,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project)
   1993B MB++
   4.050% 12/01/00 ...................................     5,575       5,575,000
Chicago, City Of, IDA RB AMT(Goose
   Island Beer O. Project) DN (ABN
   AMRO Bank LOC)+
   4.610% 09/07/00 ...................................     1,900       1,900,000
East Dundee, Kane and Cook Counties,
   IDA RB AMT (Otto Engine Project)/
   (ABN AMRO Bank LOC) DN+
   4.300% 09/07/00 ...................................   $   900   $     900,000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN-AMRO Bank LOC) MB++
   4.350% 12/15/00 ...................................     2,000       2,000,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB++
   4.150% 09/26/00 ...................................     4,000       4,000,000
                                                                   -------------
                                                                      15,825,000
                                                                   -------------
INDIANA--4.5%
Indiana Development Finance Authority
   IDA RB (Enterprise Center II Project)
   DN (Bank One Illinois Key Bank LOC)+
   4.300% 09/07/00 ...................................     3,000       3,000,000
Indiana State Development Finance
   Authority Economic Development
   AMT RB DN (Saroyan Hardwoods
   Inc. Project) (Banc One Funding
   Corp. LOC)+
   4.500% 09/07/00 ...................................     1,550       1,550,000
Indiana State Educational Facilities
   Authority BAN Series 2000B
   4.850% 05/03/01 ...................................     1,000       1,002,263
                                                                   -------------
                                                                       5,552,263
                                                                   -------------
KANSAS--1.4%
Wyandotte County Kansas City Municipal
   GO Notes Series 9
   4.300% 02/01/01 ...................................     1,663       1,663,000
                                                                   -------------
KENTUCKY--7.2%
Henderson Industrial Building RB AMT
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)+
   4.500% 09/07/00 ...................................     2,771       2,771,000


                 See Accompanying Notes to Financial Statements.
                                        6

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
KENTUCKY--(CONTINUED)
Jefferson County PCR RB (Louisville
   Gas & Electric Co. Project) Series
   1993A TECP
   4.500% 11/16/00 ...................................   $ 2,000   $   2,000,000
Kentucky Interlocal School
   Transportation Association TRAN
   Series 2000
   5.000% 06/29/01 ...................................     2,000       2,009,472
Pulaski County Solid Waste Disposal
   Facilities PCRB AMT (East Kentucky
   Power) Series B MB++
   4.300% 02/15/01 ...................................     2,000       2,000,000
                                                                   -------------
                                                                       8,780,472
                                                                   -------------
MARYLAND--2.5%
Maryland State Economic Development
   Corp. RB AMT (John Schmitz &
   Sons Inc. Project) DN (Allfirst
   Bank LOC)+
   4.390% 09/07/00 ...................................     3,000       3,000,000
                                                                   -------------
MASSACHUSETTS--2.5%
New England Educational Loan
   Marketing Corp. MB++
   6.200% 09/01/00 ...................................     3,000       3,000,000
                                                                   -------------
MICHIGAN--3.6%
Michigan State Strategic Fund Limited
   AMT DN (Banc One LOC)+
   4.500% 09/07/00 ...................................     4,400       4,400,000
                                                                   -------------
MINNESOTA--3.2%
Hennepin County GO
   Series 2000B (Landesbank Hessen-
   Thuringen Girozentrale LOC) DN+
   4.150% 09/07/00 ...................................     2,800       2,800,000
Minneapolis GO Series 1995B DN
   (Bayerische Landesbank Hypo-Uno
   Vereinsbank LOC)+
   4.150% 09/07/00 ...................................       200         200,000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
MINNESOTA--(CONTINUED)
Minneapolis GO Series 1999
   (Convention Center Project) DN
   (Bayerische Hypo-Uno Vereinsbank
   LOC)+
   4.150% 09/07/00 ...................................   $   485   $     485,000
Minneapolis GO Series 1999A DN
   (Bayerische Hypo-Uno
   Vereinsbank LOC)+
   4.150% 09/07/00 ...................................       200         200,000
Minneapolis GO Bonds
   Series 1999 DN (Bayerische Hypo-
   Uno Vereinsbank LOC)+
   4.150% 09/07/00 ...................................       200         200,000
                                                                   -------------
                                                                       3,885,000
                                                                   -------------
NEBRASKA--3.1%
Lancaster County Industrial
   Development RB AMT(Sun-Husker
   Foods, Inc. Project) DN (Bank of
   Tokyo LOC)+
   4.750% 09/07/00 ...................................     3,800       3,800,000
                                                                   -------------
NEW JERSEY--2.1%
Aberdeen Township BAN
   4.900% 08/16/01 ...................................     1,000       1,004,113
New Jersey State Educational Facilities
   Authority RB DN Series 2000 B
   (Allied Irish Banks LOC)+
   4.050% 09/07/00 ...................................     1,600       1,600,000
                                                                   -------------
                                                                       2,604,113
                                                                   -------------
NEW YORK--3.7%
New York State Energy Research &
   Development Authority PCR RB
   (Niagara Mohawk Power) Series A
   DN (Toronto Dominion LOC)+
   4.350% 09/01/00 ...................................       200         200,000
Oswego, County Of, IDA RB AMT
   (Crysteel Manufacturing, Inc.
   Project) DN (Key Corp. Bank
   N.A. LOC)+
   4.450% 09/07/00 ...................................     1,200       1,200,000


                 See Accompanying Notes to Financial Statements.
                                        7

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
NEW YORK--(CONTINUED)
Saint Lawrence County IDA
   Environmental Improvement RB
   AMT (Reynolds Metals Co.)
   DN (Royal Bank of Canada LOC)+
   4.000% 09/07/00 ...................................   $ 1,200   $   1,200,000
Ulster County IDA RB 1998A AMT
   (Viking Industries, Inc. Project) DN
   (Key Corp. Bank N.A. LOC)+
   4.450% 09/07/00 ...................................     1,900       1,900,000
                                                                   -------------
                                                                       4,500,000
                                                                   -------------
NORTH CAROLINA--5.9%
Gates County Industrial Facilities &
   Pollution Control Financing Authorty
   RB AMT (Coxe-Lewis Project) DN
   (First Union National Bank LOC)+
   4.500% 09/07/00 ...................................     1,870       1,870,000
Lee County Industrial Facilities and
   Pollution Control Financing
   Authority RB AMT (Var-Arden Corp
   Project) Series 1999 DN (Comerica
   Bank Detroit LOC)+
   4.450% 09/07/00 ...................................       200         200,000
North Carolina Medical Care Commission
   Hospital RB DN (Wachovia Bank)+
   4.300% 09/07/00 ...................................     1,000       1,000,000
Wilkes County Industrial Facilities and
   Pollution Control Financing Authority
   RB AMT (Schas Circular Industries,
   Inc. Project) Series 1997A DN (Marine
   Midland LOC)+
   4.300% 09/07/00 ...................................     4,200       4,200,000
                                                                   -------------
                                                                       7,270,000
                                                                   -------------
OHIO--6.0%
Cuyahoga County RB (The Cleveland
   Clinic) Series D DN (Bank America
   N.A. LOC)+
   4.300% 09/07/00 ...................................       300         300,000
Cuyahoga County Hospital RB (Cleveland
   Clinic Foundation Project) Series 1998
   A DN (Chase Manhattan LOC)+
   4.250% 09/07/00 ...................................     2,200       2,200,000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
OHIO--(CONTINUED)
Indian Hill Village Economic Development
   RB DN Series 1999 (Fifth Third Bank
   LOC)+
   4.300% 09/07/00 ...................................   $ 3,300   $   3,300,000
Shaker Heights City School District TAN
   Series 2000
   4.500% 10/23/00 ...................................     1,500       1,500,827
                                                                   -------------
                                                                       7,300,827
                                                                   -------------
OKLAHOMA--2.2%
Oklahoma County Finance Authority IDA
   RB AMT (Southwest Electric Co.
   Project) Series 1998 DN (Bank One
   Oklahoma LOC)+
   4.500% 09/07/00 ...................................     2,720       2,720,000
                                                                   -------------
PENNSYLVANIA--1.8%
Pennsylvania Higher Education Facilities
   Authority RB (University of
   Pennsylvania Health Services Project)
   Series 1984B DN+
   4.350% 09/07/00 ...................................     1,200       1,200,000
Philadelphia IDA RB DN Series 1990A &
   1990B (Morgan Guaranty LOC)+
   4.300% 09/01/00 ...................................     1,000       1,000,000
                                                                   -------------
                                                                       2,200,000
                                                                   -------------
PUERTO RICO--0.7%
Puerto Rico Government Development
   Bank Series 1985 DN (MBIA
   Insurance; Credit Suisse SBPA)+
   3.750% 09/07/00 ...................................       900         900,000
                                                                   -------------
TENNESSEE--7.4%
City of Jackson IDA RB (Quadion
   Corporation Project) AMT DN
   (Suntrust Bank, N.A. LOC)+
   4.400% 09/07/00 ...................................     3,000       3,000,000
Morristown IDA AMT (Petoskey Plastic
   Project) DN (Comerica Bank LOC)+
   4.550% 09/07/00 ...................................     6,000       6,000,000
                                                                   -------------
                                                                       9,000,000
                                                                   -------------


                 See Accompanying Notes to Financial Statements.
                                        8

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
TEXAS--12.5%
Austin Airport System Revenue Financial
   Sevices Department AMT First Union
   2A-7 Merlots Series 2000 J (MBIA
   Insurance) DN
   4.420% 09/07/00 ...................................   $ 3,000   $   3,000,000
Brazos River Harbor Navigational District
   PCR RB (The Dow Chemical Co.
   Project) 1988 MB++
   4.250% 11/20/00 ...................................     8,000       8,000,000
Denton IDA AMT (Hartzell Manufacturing Inc.
   Project) DN (National City Bank of
   Cleveland LOC)+
   4.550% 09/07/00 ...................................     1,300       1,300,000
Haltom City IDA RB AMT DN 1995
   (ABN AMRO LOC)+
   4.300% 09/07/00 ...................................     3,000       3,000,000
                                                                   -------------
                                                                      15,300,000
                                                                   -------------
VIRGINIA--5.1%
Metro Washington DC Airport Authority
   AMT TECP (Bank of America LOC)
   4.500% 01/10/01 ...................................     4,000       4,000,000
Smyth County IDA RB (Summit Properties
   Project) AMT DN (Fifth Third Bank
   LOC)+
   4.500% 09/07/00 ...................................     2,300       2,300,000
                                                                   -------------
                                                                       6,300,000
                                                                   -------------
WISCONSIN--1.8%
Mequon, City of, IDA RB AMT (Johnson
   Level GRW Investment Project) DN
   (Bank One Wisconsin LOC)+
   4.500% 09/07/00 ...................................     2,180       2,180,000
                                                                   -------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,320,675) ...........................               121,320,675
                                                                   -------------
TOTAL INVESTMENTS--99.2%
   (Cost $121,320,675*) ..............................               121,320,675
                                                                   -------------

                                                                      VALUE
                                                                   -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.8% ..............................             $     968,486
                                                                   -------------
NET ASSETS (Applicable to
   122,163,704 Bedford shares,
   199,255 Cash Preservation shares,
   and 800 other shares)--100.0% .....................             $ 122,289,161
                                                                   =============

NET ASSET VALUE, Offering and
   redemption price per share
   ($122,289,161 / 122,363,759) ......................                     $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 2000 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

AMT ................Alternative Minimum Tax
BAN .................Bond Anticipation Note
DN .............................Demand Note
GO .....................General Obligations
IDA .......Industrial Development Authority
LOC .......................Letter of Credit
MB ..........................Municipal Bond
PCR ..............Pollution Control Revenue
RB ............................Revenue Bond
TAN ..................Tax Anticipation Note
TECP ...........Tax Exempt Commercial Paper
TRAN .....Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.
                                        9

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
AGENCY OBLIGATIONS--36.8%
FEDERAL HOME LOAN BANK--3.2%
   4.875% 01/26/01 ...................................   $ 3,000   $   2,977,917
                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--17.8%
   6.440% 10/24/00 ...................................     5,000       4,952,594
   6.410% 11/16/00 ...................................     5,000       4,932,339
   5.988% 01/16/01 ...................................     7,000       6,840,496
                                                                   -------------
                                                                      16,725,429
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.8%
   6.390% 11/09/00 ...................................     5,000       4,938,763
   5.900% 12/01/00 ...................................     5,000       4,997,742
   6.380% 01/25/01 ...................................     5,000       4,870,628
                                                                   -------------
                                                                      14,807,133
                                                                   -------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $34,510,479) ............................                34,510,479
                                                                   -------------
VARIABLE RATE OBLIGATIONS--32.0%
FEDERAL HOME LOAN BANK--16.0%
   6.469% 09/12/00+ ..................................    15,000      14,999,843
                                                                   -------------
STUDENT LOAN MARKETING ASSOCIATION--16.0%
   6.523% 09/05/00+ ..................................     5,000       4,996,701
   7.023% 09/05/00+ ..................................    10,000      10,000,000
                                                                   -------------
                                                                      14,996,701
                                                                   -------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $29,996,544) ............................                29,996,544
                                                                   -------------

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
REPURCHASE AGREEMENTS--31.1%
Goldman Sachs
   (Agreement dated 08/17/00 to be
   repurchased at $20,115,556 collateralized
   by $24,505,005 par Federal Home Loan
   Mortgage Corporation Mortgage Bonds
   5.00% to 8.00% due 09/01/06 to
   02/01/30. Market Value of collateral is
   $20,600,000.)
   6.500% 09/18/00 ...................................   $20,000   $  20,000,000
Warburg Dillon Read
   (Agreement dated 08/31/00 to be
   repurchased at $9,201,674
   collateralized by $9,040,000 par
   US Treasury Note 3.875% due 01/15/09.
   Market Value of collateral is
   $9,391,955.)
   6.550% 09/01/00 ...................................     9,200       9,200,000
                                                                   -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $29,200,000) ............................                29,200,000
                                                                   -------------
TOTAL INVESTMENTS--99.9%
   (Cost $93,707,023)* ...............................                93,707,023
                                                                   -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% ..............................                    92,980
                                                                   -------------
NET ASSETS (Applicable to
   93,857,221 Bedford shares and
   800 other shares)--100% ...........................               $93,800,003
                                                                     ===========

NET ASSET VALUE, Offering and
   redemption price per share
   ($93,800,003 / 93,858,021) ........................                     $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Obligations -- The interest rate is the rate as of August 31, 2000 and the maturity date shown is the longer of the next interest readjustment date or the maturity date.

                 See Accompanying Notes to Financial Statements.
                                       10

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000

                                                                           GOVERNMENT
                                                            MUNICIPAL      OBLIGATIONS
                                          MONEY MARKET    MONEY MARKET    MONEY MARKET
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ------------    ------------    ------------
Investment Income
   Interest                               $162,934,325      $9,003,237     $26,527,809
                                          ------------      ----------     -----------
Expenses
   Distribution fees ....................   10,299,835       1,400,210       2,727,347
   Investment advisory fees .............    9,804,320         814,139       1,934,364
   Administration fees ..................           --         232,947              --
   Transfer agent fees ..................    2,817,578          94,706         563,114
   Service organization fees ............      290,820              --              --
   Printing fees ........................      711,689         104,478          87,889
   Custodian fees .......................      393,225          55,542          86,566
   Legal fees ...........................      185,772          18,485          27,699
   Registration fees ....................       45,000          83,000          30,000
   Audit fees ...........................      184,421          18,932          32,156
   Directors' fees ......................      144,354          11,597          22,187
   Insurance expense ....................       22,144           2,885           5,393
   Miscellaneous ........................           --           3,953           6,348
                                          ------------      ----------     -----------
                                            24,899,158       2,840,874       5,523,063

   Less fees waived .....................   (1,995,632)       (741,791)       (645,879)
   Less other expenses reimbursed .......   (2,269,338)        (54,444)       (358,381)
                                          ------------      ----------     -----------
        Total expenses ..................   20,634,188       2,044,639       4,518,803
                                          ------------      ----------     -----------
Net investment income ...................  142,300,137       6,958,598      22,009,006
                                          ------------      ----------     -----------
Net realized loss on investments ........      (46,157)             --            (776)
                                          ------------      ----------     -----------
Net increase in net assets
  resulting from operations ............. $142,253,980      $6,958,598     $22,008,230
                                          ============      ==========    ============


                 See Accompanying Notes to Financial Statements.
                                       11

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MUNICIPAL MONEY                 GOVERNMENT OBLIGATIONS
                                       MONEY MARKET PORTFOLIO            MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                 -------------------------------   -------------------------------   -------------------------------
                                    FOR THE         FOR THE           FOR THE         FOR THE           FOR THE         FOR THE
                                  YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                 AUGUST 31, 2000 AUGUST 31, 1999   AUGUST 31, 2000 AUGUST 31, 1999   AUGUST 31, 2000 AUGUST 31, 1999
                                 --------------- ---------------   --------------- ---------------   --------------- ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ......   $   142,300,137  $  115,658,458     $  6,958,598    $  6,771,609     $  22,009,006   $ 21,447,328
  Net gain (loss) on investments         (46,157)         72,320               --              --              (776)       (37,985)
                                 ---------------  --------------     ------------    ------------     -------------   ------------
  Net increase in net assets
    resulting from operations        142,253,980     115,730,778        6,958,598       6,771,609        22,008,230     21,409,343
                                 ---------------  --------------     ------------    ------------     -------------   ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ...........       (21,820,881)    (28,089,918)      (3,912,970)     (3,903,796)       (5,029,950)    (5,251,973)
    Cash Preservation shares .           (14,538)         (7,069)          (6,360)         (4,151)               --             --
    Janney Montgomery Scott
      shares .................       (55,534,937)    (43,156,041)      (3,039,268)     (2,863,662)      (16,979,056)   (16,195,355)
    Principal shares .........       (11,383,856)     (2,455,484)              --              --                --             --
    Sansom Street shares .....       (31,566,483)    (36,008,586)              --              --                --             --
    Select shares ............       (21,979,442)     (5,941,360)              --              --                --             --
                                 ---------------  --------------     ------------    ------------     -------------   ------------
                                    (142,300,137)   (115,658,458)      (6,958,598)     (6,771,609)      (22,009,006)   (21,447,328)

Dividends to shareholders from Net
 Realized Short-Term Gains in
 excess of Net Investment Income:
    Bedford shares ............               --          (2,671)              --              --                --             --
    Cash Preservation shares ..               --              (1)              --              --                --             --
    Janney Montgomery Scott
      shares ..................               --          (2,921)              --              --                --             --
    Principal shares ..........               --              --               --              --                --             --
    Sansom Street shares ......               --          (2,010)              --              --                --             --
    Select shares .............               --            (102)              --              --                --             --
                                 ---------------  --------------     ------------    ------------     -------------   ------------
                                              --          (7,705)              --              --                --             --
      Total Dividends to
        shareholders ..........     (142,300,137)   (115,666,163)      (6,958,598)     (6,771,609)      (22,009,006)   (21,447,328)
                                 ---------------  --------------     ------------    ------------     -------------   ------------
Net capital share transactions
 (Note 3) .....................   (1,334,348,297)    423,497,416      142,742,303)     19,860,650      (388,595,430)   (25,077,711)
                                 ---------------  --------------     ------------    ------------     -------------   ------------
Total increase/(decrease) in
  net assets ..................   (1,334,394,454)    423,562,031      142,742,303)     19,860,650      (388,596,206)   (25,115,696)
Net Assets:
  Beginning of year ...........    2,739,120,331   2,315,558,300      265,031,464     245,170,814       482,396,209    507,511,905
                                 ---------------  --------------     ------------    ------------     -------------   ------------
  End of year .................  $ 1,404,725,877  $2,739,120,331     $122,289,161    $265,031,464     $  93,800,003   $482,396,209
                                 ===============  ==============     ============    ============     =============   ============


                 See Accompanying Notes to Financial Statements.
                                       12

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             MONEY MARKET PORTFOLIO
                            ----------------------------------------------------------
                             FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                              YEAR        YEAR        YEAR        YEAR        YEAR
                              ENDED       ENDED       ENDED       ENDED       ENDED
                            AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                              2000        1999        1998        1997        1996
                            ----------  ----------  ----------  ----------  ----------
Net asset value,
  beginning of year ......  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                            ----------  ----------  ----------  ----------  ----------
Income from investment
  operations:
  Net investment income ..      0.0512      0.0425      0.0473      0.0462      0.0469
                            ----------  ----------  ----------  ----------  ----------
   Total from investment
     operations ..........      0.0512      0.0425      0.0473      0.0462      0.0469
                            ----------  ----------  ----------  ----------  ----------
Less distributions
  Dividends (from net
   investment income) ....     (0.0512)    (0.0425)    (0.0473)    (0.0462)    (0.0469)
                            ----------  ----------  ----------  ----------  ----------
   Total distributions ...     (0.0512)    (0.0425)    (0.0473)    (0.0462)    (0.0469)
                            ----------  ----------  ----------  ----------  ----------
Net asset value,
  end of year ............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                            ==========  ==========  ==========  ==========  ==========
  Total Return ...........       5.24%       4.34%       4.84%       4.72%       4.79%

Ratios /Supplemental Data
  Net assets,
   end of year (000) .....    $423,977    $360,123    $762,739  $1,392,911  $1,109,334
  Ratios of expenses to
   average net assets ....      .97%(a)     .97%(a)     .97%(a)     .97%(a)     .97%(a)
  Ratios of net investment
   income to average
   net assets ............       5.15%       4.25%       4.73%       4.62%       4.69%


                                         MUNICIPAL MONEY MARKET PORTFOLIO
                            ----------------------------------------------------------
                             FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                              YEAR        YEAR        YEAR        YEAR        YEAR
                              ENDED       ENDED       ENDED       ENDED       ENDED
                            AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                              2000        1999        1998        1997        1996
                            ----------  ----------  ----------  ----------  ----------
Net asset value,
  beginning of year ......  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                            ----------  ----------  ----------  ----------  ----------
Income from investment
  operations:
  Net investment income ..      0.0301      0.0243      0.0286      0.0285      0.0288
                            ----------  ----------  ----------  ----------  ----------
   Total from investment
     operations ..........      0.0301      0.0243      0.0286      0.0285      0.0288
                            ----------  ----------  ----------  ----------  ----------
Less distributions
  Dividends (from net
   investment income) ....     (0.0301)    (0.0243)    (0.0286)    (0.0285)    (0.0288)
                            ----------  ----------  ----------  ----------  ----------
   Total distributions ...     (0.0301)    (0.0243)    (0.0286)    (0.0285)    (0.0288)
                            ----------  ----------  ----------  ----------  ----------
Net asset value,
  end of year ............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                            ==========  ==========  ==========  ===========  =========
  Total Return ...........       3.05%       2.46%       2.97%       2.88%       2.92%

Ratios /Supplemental Data
  Net assets,
   end of year (000) .....    $131,201    $150,278    $147,633    $213,034    $201,940
  Ratios of expenses to
   average net assets ....      .89%(a)     .89%(a)     .89%(a)     .85%(a)     .84%(a)
  Ratios of net investment
   income to average
   net assets ............       2.98%       2.43%       2.86%       2.85%       2.88%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.05%, 1.08%, 1.10%, 1.12% and 1.14% for the years ended August 31,
     2000, 1999, 1998, 1997, and 1996, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.21%, 1.15%, 1.15%, 1.14%, and 1.12% for the years ended August 31,
     2000, 1999, 1998, 1997, and 1996, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.
                                       13

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                 -----------------------------------------------------------------------------------
                                                     FOR THE          FOR THE         FOR THE          FOR THE         FOR THE
                                                      YEAR             YEAR            YEAR             YEAR            YEAR
                                                      ENDED            ENDED           ENDED            ENDED           ENDED
                                                 AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year ..................  $   1.00       $   1.00      $   1.00           $   1.00         $   1.00
                                                       --------       --------      --------           --------         --------
Income from investment operations:
  Net investment income .............................    0.0492         0.0409        0.0464             0.0449           0.0458
                                                       --------       --------      --------           --------         --------
      Total from investment operations ..............    0.0492         0.0409        0.0464             0.0449           0.0458
                                                       --------       --------      --------           --------         --------
Less distributions
  Dividends (from net investment income) ............   (0.0492)       (0.0409)      (0.0464)           (0.0449)         (0.0458)
                                                       --------       --------      --------           --------         --------
      Total distributions ...........................   (0.0492)       (0.0409)      (0.0464)           (0.0449)         (0.0458)
                                                       --------       --------      --------           --------         --------
Net asset value, end of year ........................  $   1.00       $   1.00      $   1.00           $   1.00         $   1.00
                                                       ========       ========      ========           ========         ========
Total Return ........................................     5.03%          4.17%         4.74%              4.59%            4.68%

Ratios /Supplemental Data
  Net assets, end of year (000) .....................  $102,322       $113,050      $128,447           $209,715         $192,599
  Ratios of expenses to average net assets ..........   .977%(a)       .975%(a)      .975%(a)           .975%(a)         .975%(a)
  Ratios of net investment income to average
    net assets ......................................     4.92%          4.09%         4.63%              4.49%            4.58%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.12%, 1.13%, 1.10%, 1.09% and 1.10% for the years ended August 31, 2000, 1999, 1998, 1997, and 1996, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

                 See Accompanying Notes to Financial Statements.
                                       14

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.88 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations: the Bedford Family, the Select Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in three portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolios described herein, and also serves as administrator for the Money Market and the Government Obligations Money Market Portfolios. For the Money Market and
Government Obligations Money Market Portfolios, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, under which PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolios, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
 ----------------------------      ---------------------------------------------
 Money Market and Government       .45% of first $250 million of net assets;
   Obligations Money Market        .40% of next $250 million of net assets;
   Portfolios                      .35% of net assets in excess of $500 million.

 Municipal Money Market            .35% of first $250 million of net assets;
   Portfolio                       .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2000, advisory fees and waivers for the investment portfolios were as follows:

                                                          GROSS                                              NET
                                                        ADVISORY                                          ADVISORY
                                                           FEE                      WAIVER                   FEE
                                                      --------------           --------------          --------------
     Money Market Portfolio                            $9,804,320               $(1,995,632)             $7,808,688
     Municipal Money Market Portfolio                     814,139                  (734,744)                 79,395
     Government Obligations Money Market Portfolio      1,934,364                  (645,879)              1,288,485

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 2000 the reimbursed expenses were $2,269,338, and $358,381 for the Money Market Portfolio, and Government Obligations Money Market Portfolio, respectively. For the Municipal Money Market, other expenses reimbursed were $54,444.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2000, no fees were waived. Transfer agency fees were as follows:

                                                              TRANSFER AGENCY
                                                                    FEE
                                                              ---------------
Money Market Portfolio
     Bedford Class                                              $   34,311
     Cash Preservation Class                                           443
     Janney Montgomery Scott Class*                              2,227,497
     Principal Class                                                 7,200
     Sansom Street Class                                           537,432
     Select Class                                                   10,695
                                                                ----------
        Total Money Market Portfolio                            $2,817,578
                                                                ==========
Municipal Money Market Portfolio
     Bedford Class                                              $   36,210
     Cash Preservation Class                                           810
     Janney Montgomery Scott Class*                                 57,686
                                                                ----------
        Total Municipal Money Market Portfolio                  $   94,706
                                                                ==========
Government Obligations Money Market Portfolio
     Bedford Class                                              $   37,561
     Janney Montgomery Scott Class*                                525,553
                                                                ----------
        Total Government Money Market Portfolio                 $  563,114
                                                                ==========

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolio. For the year ended August 31, 2000, the administration fee and waiver for the portfolio were as follows:

                                         GROSS                          NET
                                    ADMINISTRATION                ADMINISTRATION
                                          FEE          WAIVER           FEE
                                    --------------     --------   --------------
 Municipal Money Market Portfolio      $232,947        $(7,047)     $225,900

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 2000, distribution fees for each class were as follows:

                                                                  DISTRIBUTION
                                                                       FEE
                                                                  ------------
      Money Market Portfolio
          Bedford Class                                           $ 2,553,192
          Cash Preservation Class                                       1,086
          Janney Montgomery Scott Class*                            6,598,931
          Principal Class                                             855,610
          Sansom Street Class                                         291,016
                                                                  -----------
              Total Money Market Portfolio                        $10,299,835
                                                                  ===========
      Municipal Money Market Portfolio
          Bedford Class                                           $   789,730
          Cash Preservation Class                                         873
          Janney Montgomery Scott Class*                              609,607
                                                                  -----------
              Total Municipal Money Market Portfolio              $ 1,400,210
                                                                  ===========
      Government Obligations Money Market Portfolio
          Bedford Class                                           $   615,888
          Janney Montgomery Scott Class*                            2,111,459
                                                                  -----------
              Total Government Money Market Portfolio             $ 2,727,347
                                                                  ===========

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2000 service organization fees were $290,820 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                    MONEY MARKET PORTFOLIO              MUNICIPAL MONEY MARKET PORTFOLIO
                                             ----------------------------------         --------------------------------
                                                  FOR THE           FOR THE                 FOR THE           FOR THE
                                                YEAR ENDED        YEAR ENDED              YEAR ENDED        YEAR ENDED
                                              AUGUST 31, 2000   AUGUST 31, 1999         AUGUST 31, 2000   AUGUST 31, 1999
                                             ----------------  ----------------         ---------------   ---------------
                                                   VALUE             VALUE                   VALUE             VALUE
                                             ----------------  ----------------         ---------------   ---------------
   Shares sold:
         Bedford Class                       $    866,092,657  $  1,676,808,408          $ 240,430,505     $ 471,166,299
         Cash Preservation Class                      462,203           114,454                 62,468           178,689
         Janney Montgomery Scott Class*         5,748,987,958     4,931,373,936            389,880,620       445,130,179
         Principal Class                          534,885,343       318,334,115                     --                --
         Sansom Street Class                    3,118,553,510     2,907,994,377                     --                --
         Select Class                           2,969,370,240     1,439,090,920                     --                --
                                             ----------------  ----------------          -------------     -------------
            Total Shares Sold                  13,238,351,911    11,273,716,210            630,373,593       916,475,167
   Shares issued on reinvestment of dividends:
         Bedford Class                             21,403,595        28,217,868              3,875,706         3,895,215
         Cash Preservation Class                       13,920             7,224                  6,129             3,980
         Janney Montgomery Scott Class*            54,694,717        43,272,113              3,013,665         2,871,349
         Principal Class                           11,245,950         2,206,341                     --                --
         Sansom Street Class                       13,899,819        26,800,967                     --                --
         Select Class                                      --           347,980                     --                --
                                             ----------------  ----------------          -------------     -------------
            Total Shares Reinvested               101,258,001       100,852,493              6,895,500         6,770,544
   Shares repurchased:
         Bedford Class                           (792,698,785)   (2,107,674,545)          (272,492,533)     (472,416,562)
         Cash Preservation Class                     (194,641)         (217,053)               (83,714)          (60,295)
         Janney Montgomery Scott Class*        (6,892,100,877)   (4,790,786,046)          (507,435,149)     (430,908,204)
         Principal Class                         (547,145,226)     (102,006,633)                    --                --
         Sansom Street Class                   (3,647,602,057)   (2,741,000,161)                    --                --
         Select Class                          (2,794,216,623)   (1,209,386,849)                    --                --
                                             ----------------  ----------------          -------------     -------------
            Total Shares Repurchased          (14,673,958,209)  (10,951,071,287)          (780,011,396)     (903,385,061)
                                             ----------------  ----------------          -------------     -------------
   Net increase (decrease)                   $ (1,334,348,297) $    423,497,416          $(142,742,303)    $  19,860,650
                                             ================  ================          =============     =============
   Bedford Shares authorized                    1,500,000,000     1,500,000,000            500,000,000       500,000,000
                                             ================  ================          =============     =============

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 3. CAPITAL SHARES (CONTINUED)

                                                                 GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                                 ---------------------------------------------
                                                                       FOR THE                    FOR THE
                                                                     YEAR ENDED                 YEAR ENDED
                                                                   AUGUST 31, 2000            AUGUST 31, 1999
                                                                  ------------------        ------------------
                                                                       VALUE                       VALUE
                                                                  ------------------        ------------------
      Shares sold:
           Bedford Class                                         $    270,056,423            $   351,502,731
           Janney Montgomery Scott Class*                           1,451,470,056              1,424,893,515
                                                                  ---------------            ---------------
             Total Shares Sold                                      1,721,526,479              1,776,396,246
      Shares issued on reinvestment of dividends:
           Bedford Class                                                4,991,533                  5,293,048
           Janney Montgomery Scott Class*                              16,792,074                 16,337,605
                                                                  ---------------            ---------------
              Total Shares Reinvested                                  21,783,607                 21,630,653
      Shares repurchased:
           Bedford Class                                             (294,238,125)              (372,183,308)
           Janney Montgomery Scott Class*                          (1,837,667,391)            (1,450,921,302)
                                                                  ---------------            ---------------
             Total Shares Repurchased                              (2,131,905,516)            (1,823,104,610)
                                                                  ---------------            ---------------
      Net increase (decrease)                                     $  (388,595,430)           $   (25,077,711)
                                                                  ===============            ===============
      Bedford Shares authorized                                       500,000,000                500,000,000
                                                                  ===============            ===============

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 4. NET ASSETS

     At August 31, 2000, net assets consisted of the following:

                                                                                                             GOVERNMENT
                                                                                       MUNICIPAL            OBLIGATIONS
                                                              MONEY MARKET           MONEY MARKET           MONEY MARKET
                                                                PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                             --------------          ------------            -----------
Paid-in capital                                              $1,404,828,063          $122,307,654            $93,858,121
Accumulated net realized gain/(loss) on investments                (102,186)              (18,493)               (58,118)
                                                             --------------          ------------            -----------
   Total net assets                                          $1,404,725,877          $122,289,161            $93,800,003
                                                             ==============          ============            ===========

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 2000 capital loss carryovers were available to offset future realized gains as follows: $102,186 in the Money Market Portfolio of which $56,029 expires in 2006 and $46,157 expires in 2008; $18,493 in the Municipal Money Market Portfolio of which, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006;
$58,118 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, $1,291 expires in 2005, $5,792 expires in 2006, $37,984 expires in 2007 and $776 expires in 2008.

     The Municipal Money Market Portfolio had $444 of capital loss carryover that expired in 2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Sansom Street, Select, and Principal. The Fund currently offers one other class of shares representing interest in the Municipal Money Market Portfolio: Cash Preservation. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not represented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE SANSOM STREET FAMILY (b)

                                                                            MONEY MARKET PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                    FOR THE         FOR THE          FOR THE            FOR THE        FOR THE
                                                     YEAR            YEAR             YEAR               YEAR            YEAR
                                                     ENDED           ENDED            ENDED              ENDED           ENDED
                                                AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year .............   $   1.00       $   1.00         $   1.00          $   1.00        $   1.00
                                                   --------       --------         --------          --------        --------
Income from investment operations:
   Net investment income .......................     0.0560         0.0473           0.0520            0.0510          0.0518
                                                   --------       --------         --------          --------        --------
     Total from investment operations ..........     0.0560         0.0473           0.0520            0.0510          0.0518
                                                   --------       --------         --------          --------        --------
Less distributions
   Dividends (from net investment income) ......    (0.0560)       (0.0473)         (0.0520)          (0.0510)        (0.0518)
                                                   --------       --------         --------          --------        --------
     Total distributions .......................    (0.0560)       (0.0473)         (0.0520)          (0.0510)        (0.0518)
                                                   --------       --------         --------          --------        --------
Net asset value, end of year ...................   $   1.00       $   1.00         $   1.00          $   1.00        $   1.00
                                                   ========       ========         ========          ========        ========
Total Return ...................................      5.75%          4.83%            5.34%             5.22%           5.30%
Ratios/Supplemental Data
   Net assets, end of year (000) ...............   $326,745       $841,887         $684,066          $570,018        $524,359
   Ratios of expenses to average net assets ....     .49%(a)        .49%(a)          .49%(a)           .49%(a)         .48%(a)
   Ratios of net investment income to
     average net assets ........................      5.42%          4.73%            5.20%             5.10%           5.18%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .61%, .62%, .62%, .64% and .65% for the years ended August 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b)

                                                                MONEY MARKET PORTFOLIO
                                                       -----------------------------------------
                                                           FOR THE
                                                            YEAR              FOR THE PERIOD
                                                            ENDED            DECEMBER 15, 1998
                                                       AUGUST 31, 2000     TO AUGUST 31, 1999(c)
                                                       ---------------     ---------------------
Net asset value, beginning of year or period ..........      $   1.00               $  1.00
                                                             --------              --------
Income from investment operations:
   Net investment income ..............................        0.0582                0.0345
                                                             --------              --------
     Total from investment operations .................        0.0582                0.0345
                                                             --------              --------
Less distributions
   Dividends (from net investment income) .............       (0.0582)              (0.0345)
                                                             --------              --------
     Total distributions ..............................       (0.0582)              (0.0345)
                                                             --------              --------
Net asset value, end of year or period ................      $   1.00               $  1.00
                                                             ========              ========
Total Return ..........................................         5.98%               3.50%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) ....................      $405,206              $230,044
   Ratios of expenses to average net assets ...........        .27%(a)            .27%(a)(d)
   Ratios of net investment income to
     average net assets ...............................         5.87%               4.82%(d)

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .41% and .41% for the periods ended August 31, 2000 and 1999, respectively.
(b) Financial Highlights relate solely to the Select Class of shares within the portfolio.
(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.
(d)  Annualized.
(e)  Non-Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (b)

                                                                   MONEY MARKET PORTFOLIO
                                                           ----------------------------------------
                                                               FOR THE
                                                                YEAR               FOR THE PERIOD
                                                                ENDED              JUNE 1, 1999 TO
                                                           AUGUST 31, 2000       AUGUST 31, 1999(c)
                                                           ---------------       ------------------
Net asset value, beginning of year or period ...............  $   1.00                $   1.00
                                                              --------                --------
Income from investment operations:
   Net investment income ...................................    0.0532                  0.0110
                                                              --------                --------
     Total from investment operations ......................    0.0532                  0.0110
                                                              --------                --------
Less distributions
   Dividends (from net investment income) ..................   (0.0532)                (0.0110)
                                                              --------                --------
     Total distributions ...................................   (0.0532)                (0.0110)
                                                              --------                --------
Net asset value, end of year or period .....................  $   1.00                $   1.00
                                                              ========                ========
Total Return ...............................................     5.46%                 1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) .........................  $217,520                $218,530
   Ratios of expenses to average net assets ................    .77%(a)              .77%(a)(d)
   Ratios of net investment income to
     average net assets ....................................     5.32%                 4.36%(d)

(a) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .85% and .85% for the periods ended August 31, 2000 and 1999, respectively.
(b) Financial highlights relate solely to the Principal Family of shares within the portfolio.
(c) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.
(d)  Annualized.
(e)  Non-Annualized.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 2000 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 54% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 2001, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in calendar year 2000. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

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